Principal activities and organization (Details 2) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Jun. 18, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Jun. 18, 2020 $ / shares shares	Dec. 31, 2019 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets		¥ 595,250		¥ 496,507		$ 86,303
Total liabilities		321,127		249,723		46,558
Total net revenues		1,046,236	$ 151,690	951,592	¥ 745,802
Net loss		9,691	1,407	(4,467)	49,337
Net cash provided by operating activities		57,819	8,383	42,301	42,544
Net cash used in investing activities		(54,026)	(7,833)	(74,248)	(57,811)
Net cash provided by/(used in) financing activities		1,180	171	19,503	71,072
Net increase/(decrease) in cash, cash equivalents, and restricted cash		8,463	1,227	(13,942)	50,723
Cash, cash equivalents, and restricted cash at beginning of year		76,693	11,119	90,519	39,912
Cash, cash equivalents, and restricted cash at end of year		85,115	$ 12,341	76,693	90,519
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries		¥ 273,533		¥ 245,572	204,486	$ 39,659			¥ 84,660
Common stock value per share | $ / shares						$ 0.00002	$ 0.00002
Hong Kong Stock Exchange
VIEs and VIEs' subsidiaries
Proceeds from issuance of offering	¥ 31,300
Class A ordinary shares
VIEs and VIEs' subsidiaries
Ordinary shares, shares issued | shares		2,793,298,344		2,731,123,330		2,793,298,344		152,912,100
Class A ordinary shares | HKD
VIEs and VIEs' subsidiaries
Common stock value per share | $ / shares								$ 226
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets		¥ 78,162		¥ 80,138
Total liabilities		74,553		77,858
Total net revenues		134,516		117,419	86,054
Net loss		1,137		(3,069)	(422)
Net cash provided by operating activities		5,434		1,593	9,912
Net cash used in investing activities		(4,498)		(10,089)	(11,053)
Net cash provided by/(used in) financing activities		(1,306)		11,611	2,659
Net increase/(decrease) in cash, cash equivalents, and restricted cash		(370)		3,115	1,518
Cash, cash equivalents, and restricted cash at beginning of year		5,560		2,445	927
Cash, cash equivalents, and restricted cash at end of year		5,190		5,560	2,445
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs		3,217
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries		3,609		1,535
VIEs and their subsidiaries | JD Variable Interest Entity with the intra-company balances and transactions within the Group eliminated [Member]
VIEs and VIEs' subsidiaries
Total assets		71,527		77,734
Total liabilities		39,368		32,642
Total net revenues		¥ 72,666		¥ 59,124	¥ 36,976